LONG-TERM LOANS - Due of Principal of long term loans (Details) - Mortgage loan ¥ in Thousands	Dec. 31, 2025 CNY (¥)
LONG-TERM LOANS
Total	¥ 463,333
Between 1 to 2 years	3,000
Between 2 to 3 years	10,000
Between 3 to 4 years	15,000
Between 4 to 5 years	20,000
Beyond 5 years	¥ 415,333